MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2011-1

Collection Period						5/01/11-5/31/11
Determination Date						06/09/2011
Distribution Date						06/15/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$614,121,398.73
2	.	Collections allocable to Principal				$17,007,450.50
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$139,669.70
5	.	Pool Balance on the close of the last day of the related Collection Period				$596,974,278.53
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				36,765

7	.	Initial Pool Balance				$650,000,010.85

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$85,411,780.02		$66,616,638.63
		b.	Class A-2 Note Balance	$147,000,000.00		$147,000,000.00
		c.	Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
		d.	Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
		e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
		f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
		g.	Class D Note Balance	$8,150,000.00		$8,150,000.00
		h.	Note Balance (sum a - g)	$607,411,780.02		$588,616,638.63

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.6672795		0.5204425
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	0.9344797		0.9055641

10	.	Overcollateralization Target Amount				$8,357,639.90
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$8,357,639.90

12	.	Weighted Average Coupon			%	8.62%
13	.	Weighted Average Original Term			months	64.77
14	.	Weighted Average Remaining Term			months	58.43

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,411,639.73
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,411,639.73

16	.	Principal:
		a.	Collections allocable to Principal			$17,007,450.50
		b.	Liquidation Proceeds allocable to Principal			$83,267.41
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$17,090,717.91

17	.	Total Finance Charge and Principal Collections (15d + 16d)				$21,502,357.64
18	.	Interest Income from Collection Account				$958.85
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$21,503,316.49

Available Funds

21	.	Available Collections		$21,503,316.49
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$21,503,316.49

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$511,767.83
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$511,767.83
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,838.26
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,838.26
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$23,768.67
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$23,768.67

		e.	Class A-2 Monthly Interest	$88,200.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$88,200.00

		i.	Class A-3 Monthly Interest	$241,875.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$241,875.00

		m.	Class A-4 Monthly Interest	$198,090.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$198,090.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$34,847.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$34,847.50

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$37,497.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$37,497.50

32	.	Tertiary Principal Distributable Amount		$2,287,501.49

33	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$24,585.83
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a-c)	$24,585.83

34	.	Quaternary Principal Distributable Amount		$8,150,000.00

35	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 34))		$11,601,972.08

36	.	Reserve Account Deficiency		$0.00

37	.	Regular Principal Distributable Amount	$8,357,639.90

38	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39	.	Additional Servicing Fees, if any	$0.00

40	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,411,639.73
		b.	Total Daily Deposits of Principal Collections	$17,090,717.91
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$958.85
		e.	Total Deposits to Collection Account (sum a - d)	$21,503,316.49

42	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$511,767.83
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,838.26
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,444,005.89
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,543,704.51
		f.	Total Withdrawals from Collection Account (sum a - e)	$21,503,316.49

Note Payment Account Activity

43	.	Deposits
		a.	Class A-1 Interest Distribution	$23,768.67
		b.	Class A-2 Interest Distribution	$88,200.00
		c.	Class A-3 Interest Distribution	$241,875.00
		d.	Class A-4 Interest Distribution	$198,090.00
		e.	Class B Interest Distribution	$34,847.50
		f.	Class C Interest Distribution	$37,497.50
		g.	Class D Interest Distribution	$24,585.83

		h.	Class A-1 Principal Distribution	$18,795,141.39
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$19,444,005.89

44	.	Withdrawals
		a.	Class A-1 Distribution	$18,818,910.06
		b.	Class A-2 Distribution	$88,200.00
		c.	Class A-3 Distribution	$241,875.00
		d.	Class A-4 Distribution	$198,090.00
		e.	Class B Distribution	$34,847.50
		f.	Class C Distribution	$37,497.50
		g.	Class D Distribution	$24,585.83
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$19,444,005.89

Certificate Payment Account Activity

45	.	Deposits
		a.	Excess Collections	$1,543,704.51
		b.	Reserve Account surplus (Ln 55)	$84.67
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,543,789.18

46	.	Withdrawals
		a.	Certificateholder Distribution	$1,543,789.18
		b.	Total Withdrawals from Certificate Payment Account	$1,543,789.18

Required Reserve Account Amount

47	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$588,616,638.63

48	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50	.	Investment Earnings	$84.67
51	.	Reserve Account Draw Amount	$0.00
52	.	Reserve Account Amount (Ln 49+ Ln 50- Ln 51)	$1,625,084.67
53	.	Deposit from Available Funds (Ln 42d)	$0.00
54	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.0
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 53 exist		$84.67
56	.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57	.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59	.	Amount to be paid to Servicer from the Collection Account			$511,767.83
60	.	Amount to be paid to Backup Servicer from the Collection Account			$3,838.26
61	.	Amount to be deposited from the Collection Account into the Note Payment Account			$19,444,005.89
62	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,543,704.51
63	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.0
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$84.67
65	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$18,818,910.06
66	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$88,200.00
67	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$241,875.00
68	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$198,090.00
69	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$34,847.50
70	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,497.50
71	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,585.83
72	.	Amount to be paid by Owner Trustee to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$1,543,789.18

Net Loss and Delinquency Activity

73	.	Net Losses with respect to preceding Collection Period			$56,402.29
74	.	Cumulative Net Losses			$72,827.07
75	.	Cumulative Net Loss Percentage			0.0112%

76	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	221	$3,310,623.92
		b.	61 to 90 days past due	74	$1,173,231.78
		c.	91 or more days past due	25	$435,461.47
		d.	Total Past Due (sum a - c)	320	4,919,317.17

Servicer Covenant
77	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,281,549,000.00
78	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate as of June 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President